Contingency and Capital Commitments	6 Months Ended
Sep. 30, 2018
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Contingency and Capital Commitments
17	CONTINGENCY AND CAPITAL COMMITMENTS

Legal Proceedings

The SMBC Group is engaged in various legal proceedings in Japan and a number of overseas jurisdictions, involving claims by and against it, which arise in the normal course of business. The SMBC Group does not expect that the outcome of these proceedings will have a significant adverse effect on the consolidated financial statements of the SMBC Group. The SMBC Group has recorded adequate provisions with respect to litigation arising out of normal business operations. The SMBC Group has not disclosed any contingent liability associated with these legal actions because it cannot reliably be estimated.

Capital Commitments

At September 30, 2018 and March 31, 2018, the SMBC Group had ¥57,719 million and ¥2,626 million, respectively, of contractual commitments to acquire property, plant and equipment. In addition, the SMBC Group had ¥383 million and ¥383 million of contractual commitments to acquire intangible assets, such as software at September 30, 2018 and March 31, 2018, respectively. The SMBC Group’s management is confident that future net revenues and funding will be sufficient to cover these commitments.

Loan Commitments and Financial Guarantees and Other Credit-related Contingent Liabilities

Loan commitment contracts on overdrafts and loans are agreements to lend up to a prescribed amount to customers, as long as there is no violation of any condition established in the contracts. However, since many of these loan commitments are expected to expire without being drawn down, the total amount of unused commitments does not necessarily represent an actual future cash flow requirement. Many of these loan commitments include clauses under which the SMBC Group can reject an application from customers or reduce the contract amounts in cases where economic conditions change, the SMBC Group needs to secure claims, or some other significant event occurs.

Financial guarantees are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due in accordance with the terms of the debt instrument. Other credit-related contingent liabilities include performance bonds, which are contracts that provide compensation if another party fails to perform the contractual obligation.

The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at September 30, 2018 and March 31, 2018.

	At September 30, 2018	At March 31, 2018
	(In millions)
Loan commitments	¥62,410,570	¥60,107,128
Financial guarantees and other credit-related contingent liabilities	9,144,296	8,426,245

Total	¥71,554,866	¥68,533,373